Other Assets (Summary of Other Assets) (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Miscellaneous non-current assets [abstract]
Deferred income tax assets (Note 8)	$ 448	$ 262
Ammonia catalysts - net of accumulated amortization	104	88
Long-term income tax receivable (Note 8)	54	166
Accrued pension benefit asset (Note 21)	157	170
Other - net of accumulated amortization	206	143
Other assets	$ 969	$ 829